Investments in and Advances to Unconsolidated Affiliates - Schedule of Investments in and Advances to Unconsolidated Affiliates (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Equity Method Investments [Line Items]
Investments in and advances to unconsolidated affiliates	$ 1,033,297	$ 1,219,346
CityCenter Holdings LLC As Investee [Member]
Schedule Of Equity Method Investments [Line Items]
Investments in and advances to unconsolidated affiliates	808,220	1,006,261
Elgin Riverboat Resort-Riverboat Casino [Member]
Schedule Of Equity Method Investments [Line Items]
Investments in and advances to unconsolidated affiliates	124,342	123,585
Las Vegas Arena Company LLC As Investee [Member]
Schedule Of Equity Method Investments [Line Items]
Investments in and advances to unconsolidated affiliates	76,619	80,339
Other [Member]
Schedule Of Equity Method Investments [Line Items]
Investments in and advances to unconsolidated affiliates	$ 24,116	$ 9,161